Note 13 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revolving Credit Facility	$ 1,072,257	$ 995,520
Senior Notes	542,044	495,519
Present value of finance lease liabilities	15,198	12,232
Other long-term debt maturing at various dates through 2030	4,012	5,204
Long-term debt	1,633,511	1,508,475
Long-Term Debt and Lease Obligation, Current	8,119	6,061
Long-term debt (note 13)	$ 1,625,392	$ 1,502,414